RELATED PARTY TRANSACTIONS AND BALANCES (Details 2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Salaries And Benefits	$ 320	$ 296	$ 613	$ 580
Office And Miscellaneous	577	425	958	617
Oniva International Services Corp. [Member]
Statement [Line Items]
Salaries And Benefits	242	244	496	489
Office And Miscellaneous	114	124	247	257
Total Cost	$ 356	$ 368	$ 743	$ 746